Stock option liabilities, Changes to Stock Option Liabilities (Details) - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
Derivative Stock Option Liabilities [Abstract]
Change in fair value of stock option liabilities	$ (719,000)	$ 845,700
Stock Option Liabilities [Member]
Derivative Stock Option Liabilities [Abstract]
Balance beginning period	0
Stock options fair value upon change De-SPAC transaction (Note 4)	330,090
Change in fair value of stock option liabilities	(196,625)
Balance end period	$ 133,465	$ 0